UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square SSI Alternative Income Fund

(Class I: PSCIX)
 (Class A: PSCAX)

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2015

Palmer Square SSI Alternative Income Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Supplemental Information	25
Expense Example	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square SSI Alternative Income Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	BONDS – 57.8%
	BASIC MATERIALS – 2.9%
$5,495,000	B2Gold Corp. 3.250%, 10/1/2018[1,2,3]	$4,557,416
3,216,000	Detour Gold Corp. 5.500%, 11/30/2017[1,2]	3,117,510
2,031,000	Horsehead Holding Corp. 3.800%, 7/1/2017[2,3]	1,365,847
		9,040,773
	COMMUNICATIONS – 8.2%
3,236,000	51job, Inc. 3.250%, 4/15/2019[1,2,3]	3,068,132
4,506,000	Blucora, Inc. 4.250%, 4/1/2019[2,3,4]	4,286,332
1,602,000	Ctrip.com International Ltd. 1.000%, 7/1/2020[1,2,3,5]	1,455,818
2,118,000	Global Eagle Entertainment, Inc. 2.750%, 2/15/2035[2,3,4,5]	1,894,286
4,219,000	Qihoo 360 Technology Co., Ltd. 2.500%, 9/15/2018[1,2]	4,079,246
3,204,000	SINA Corp. 1.000%, 12/1/2018[1,2]	3,047,805
2,185,000	Twitter, Inc. 1.000%, 9/15/2021[2,5]	1,872,272
2,296,000	Web.com Group, Inc. 1.000%, 8/15/2018[2]	2,163,980
1,978,000	Yandex N.V. 1.125%, 12/15/2018[1,2]	1,686,245
2,596,000	YY, Inc. 2.250%, 4/1/2019[1,2]	2,436,995
		25,991,111
	CONSUMER, CYCLICAL – 4.4%
1,489,000	Callaway Golf Co. 3.750%, 8/15/2019[2,3,4]	1,695,599
1,863,000	Meritage Homes Corp. 1.875%, 9/15/2032[2,3,4]	1,868,822
2,753,000	Navistar International Corp. 4.500%, 10/15/2018[2,3]	2,028,617
3,679,000	Tesla Motors, Inc. 1.250%, 3/1/2021[2,3]	3,481,254
2,742,000	TiVo, Inc. 2.000%, 10/1/2021[2]	2,397,536

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	CONSUMER, CYCLICAL (Continued)
$2,311,000	Wabash National Corp. 3.375%, 5/1/2018[2,3]	$2,635,984
		14,107,812
	CONSUMER, NON-CYCLICAL – 11.3%
4,174,000	Acorda Therapeutics, Inc. 1.750%, 6/15/2021[2,3]	3,787,905
1,946,000	Albany Molecular Research, Inc. 2.250%, 11/15/2018[2,3]	2,413,040
2,406,000	Chiquita Brands International, Inc. 4.250%, 8/15/2016[2]	2,406,000
1,561,000	IGI Laboratories, Inc. 3.750%, 12/15/2019[2,5]	1,354,168
1,925,000	Impax Laboratories, Inc. 2.000%, 6/15/2022[2,5]	1,746,937
1,560,000	Ironwood Pharmaceuticals, Inc. 2.250%, 6/15/2022[2,5]	1,394,250
887,000	Isis Pharmaceuticals, Inc. 1.000%, 11/15/2021[2,3,5]	809,388
3,948,000	Medicines Co. 2.500%, 1/15/2022[2,3,5]	5,157,075
3,201,000	Monster Worldwide, Inc. 3.500%, 10/15/2019[2,3,5]	4,405,376
2,028,000	Pernix Therapeutics Holdings, Inc. 4.250%, 4/1/2021[2,3,5]	1,422,135
3,987,000	Quidel Corp. 3.250%, 12/15/2020[2,3]	3,710,402
3,476,000	ServiceSource International, Inc. 1.500%, 8/1/2018[2]	2,902,460
1,836,000	Spectranetics Corp. 2.625%, 6/1/2034[2,4]	1,393,065
3,279,000	Spectrum Pharmaceuticals, Inc. 2.750%, 12/15/2018[2,3]	2,936,754
		35,838,955
	ENERGY – 4.4%
3,412,000	Canadian Solar, Inc. 4.250%, 2/15/2019[1,2]	2,791,442
7,001,000	Cheniere Energy, Inc. 4.250%, 3/15/2045[2,3,4]	4,388,752
3,438,000	Cobalt International Energy, Inc. 3.125%, 5/15/2024[2]	2,178,833

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ENERGY (Continued)
$5,801,000	SEACOR Holdings, Inc. 3.000%, 11/15/2028[2,3,4]	$4,640,800
		13,999,827
	FINANCIAL – 16.6%
3,418,000	American Residential Properties OP LP 3.250%, 11/15/2018[2,3,5]	3,454,316
4,335,000	Apollo Commercial Real Estate Finance, Inc. 5.500%, 3/15/2019[2]	4,259,159
5,400,000	Encore Capital Group, Inc. 3.000%, 7/1/2020[2,3]	5,383,125
3,222,000	Forestar Group, Inc. 3.750%, 3/1/2020[2]	2,756,824
4,481,000	IAS Operating Partnership LP 5.000%, 3/15/2018[2,3,5]	4,245,748
5,678,000	MGIC Investment Corp. 9.000%, 4/1/2063[2,5]	7,108,146
5,170,000	Pennymac Corp. 5.375%, 5/1/2020[2,3]	4,691,775
3,019,000	PRA Group, Inc. 3.000%, 8/1/2020[2]	3,166,176
2,472,000	Prospect Capital Corp. 5.750%, 3/15/2018[2,3]	2,422,560
4,251,000	RAIT Financial Trust 4.000%, 10/1/2033[2,3,4]	3,560,213
3,744,000	Redwood Trust, Inc. 4.625%, 4/15/2018[2,3]	3,610,620
1,650,000	Resource Capital Corp. 8.000%, 1/15/2020[2,3]	1,556,156
4,852,000	Starwood Waypoint Residential Trust 3.000%, 7/1/2019[2,3]	4,627,595
1,950,000	TCP Capital Corp. 5.250%, 12/15/2019[2,3]	1,959,750
		52,802,163
	INDUSTRIAL – 7.2%
4,400,000	Abengoa S.A. 5.125%, 3/5/2017[1,2,5]	1,999,250
2,149,000	Aegean Marine Petroleum Network, Inc. 4.000%, 11/1/2018[1,2,3]	1,794,415
3,455,000	Atlas Air Worldwide Holdings, Inc. 2.250%, 6/1/2022[2,3]	2,785,594
2,920,000	Cemex S.A.B. de C.V. 3.750%, 3/15/2018[1,2]	3,022,200

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	INDUSTRIAL (Continued)
$2,296,000	Chart Industries, Inc. 2.000%, 8/1/2018[2]	$2,017,610
1,248,000	Dycom Industries, Inc. 0.750%, 9/15/2021[2,5]	1,238,640
917,000	Echo Global Logistics, Inc. 2.500%, 5/1/2020[2]	823,581
1,562,000	Fluidigm Corp. 2.750%, 2/1/2034[2,4]	1,146,118
4,708,000	General Cable Corp. 4.500%, 11/15/2029[2,3,6]	2,851,282
2,616,000	TTM Technologies, Inc. 1.750%, 12/15/2020[2]	2,303,715
4,075,000	UTi Worldwide, Inc. 4.500%, 3/1/2019[1,2,3]	3,025,687
		23,008,092
	TECHNOLOGY – 2.2%
1,732,000	Bottomline Technologies de, Inc. 1.500%, 12/1/2017[2]	1,843,497
1,670,000	Envestnet, Inc. 1.750%, 12/15/2019[2]	1,487,344
1,836,000	Interactive Intelligence Group, Inc. 1.250%, 6/1/2020[2,5]	1,480,275
2,143,000	PROS Holdings, Inc. 2.000%, 12/1/2019[2,3,5]	2,098,801
		6,909,917
	UTILITIES – 0.6%
2,906,000	EnerNOC, Inc. 2.250%, 8/15/2019[2]	2,036,016

	TOTAL BONDS (Cost $202,485,429)	183,734,666

Number of Shares

	PREFERRED STOCKS – 25.5%
	BASIC MATERIALS – 0.9%
3,326	A Schulman, Inc. 6.000%, 12/31/2049[2]	2,951,617

	COMMUNICATIONS – 3.6%
102,170	Frontier Communications Corp. 11.125%, 6/29/2018[2,3]	9,537,569

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	COMMUNICATIONS (Continued)
7,351	Iridium Communications, Inc. 6.750%, 12/31/2049[2,3]	$1,745,863
		11,283,432
	CONSUMER, NON-CYCLICAL – 8.3%
1,600	Alere, Inc. 3.000%, 12/31/2049[2]	522,296
7,404	Allergan PLC 5.500%, 3/1/2018[1,2,3]	7,000,963
31,041	Anthem, Inc. 5.250%, 5/1/2018[2]	1,505,178
56,709	Bunge Ltd. 4.875%, 12/31/2049[1,2,3]	5,556,065
2,294	Kindred Healthcare, Inc. 7.500%, 12/1/2017[2]	1,918,979
118,482	Tyson Foods, Inc. 4.750%, 7/15/2017[2]	6,153,955
3,098	Universal Corp. 6.750%, 12/31/2049[2,4]	3,565,798
		26,223,234
	ENERGY – 4.3%
85,688	McDermott International, Inc. 6.250%, 4/1/2017[1,2,3]	1,399,285
20,973	Rex Energy Corp. 6.000%, 12/31/2049[2]	702,596
216,029	Southwestern Energy Co. 6.250%, 1/15/2018[2,3]	6,729,303
134,855	WPX Energy, Inc. 6.250%, 7/31/2018[2]	4,979,521
		13,810,705
	FINANCIAL – 7.5%
188,713	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/2049[2,3]	5,073,549
82,963	AMG Capital Trust II 5.150%, 10/15/2037[2]	4,677,039
2,831	Bank of America Corp. 7.250%, 12/31/2049[2,3]	3,043,339
2,330	Cowen Group, Inc. 5.625%, 12/31/2049[2,3,5]	1,998,558
48,008	iStar Financial, Inc. 4.500%, 12/31/2049[2,3,4]	2,564,107

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	FINANCIAL (Continued)
29,256	KeyCorp 7.750%, 12/31/2049[2]	$3,811,325
1,840	Wintrust Financial Corp. 5.000%, 12/31/2049[2,3]	2,494,810
		23,662,727
	INDUSTRIAL – 0.9%
28,858	Stericycle, Inc. 5.250%, 9/15/2018[2]	2,931,973

	TOTAL PREFERRED STOCKS (Cost $86,665,677)	80,863,688

	TOTAL INVESTMENTS – 83.3% (Cost $289,151,106)	264,598,354
	Other Assets in Excess of Liabilities – 16.7%	52,982,434

	TOTAL NET ASSETS – 100.0%	$317,580,788

	SECURITIES SOLD SHORT – (30.0)%
	COMMON STOCKS – (30.0)%
	BASIC MATERIALS – (0.7)%
(47,593)	A. Schulman, Inc.	(1,545,345)
(363,599)	B2Gold Corp.*1	(381,779)
(1,536)	Detour Gold Corp.*	(16,378)
(52,544)	Horsehead Holding Corp.*	(159,734)
		(2,103,236)
	COMMUNICATIONS – (3.7)%
(35,742)	51job, Inc. - ADR*	(979,331)
(61,052)	Blucora, Inc.*	(840,686)
(7,369)	Ctrip.com International Ltd. - ADR*	(465,573)
(1,273,390)	Frontier Communications Corp.	(6,048,603)
(67,845)	Global Eagle Entertainment, Inc.*	(778,861)
(214,332)	Iridium Communications, Inc.*	(1,318,142)
(1,203)	Qihoo 360 Technology Co., Ltd. - ADR*	(57,539)
(1,162)	SINA Corp.*1	(46,619)
(11,455)	Twitter, Inc.*	(308,598)
(26,201)	Web.com Group, Inc.*	(552,317)
(7,304)	Yandex N.V. - Class A*1	(78,372)
(8,096)	YY, Inc. - ADR*	(441,556)
		(11,916,197)
	CONSUMER, CYCLICAL – (1.6)%
(157,981)	Callaway Golf Co.	(1,319,141)
(8,825)	Meritage Homes Corp.*	(322,289)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(9,442)	Navistar International Corp.*	$(120,102)
(6,069)	Tesla Motors, Inc.*	(1,507,540)
(59,382)	TiVo, Inc.*	(514,248)
(126,372)	Wabash National Corp.*	(1,338,280)
		(5,121,600)
	CONSUMER, NON-CYCLICAL – (9.9)%
(58,866)	Acorda Therapeutics, Inc.*	(1,560,538)
(100,289)	Albany Molecular Research, Inc.*	(1,747,034)
(7,219)	Alere, Inc.*	(347,595)
(15,886)	Allergan PLC*1	(4,317,974)
(4,780)	Anthem, Inc.	(669,200)
(35,704)	Bunge Ltd.[1]	(2,617,103)
(75,864)	IGI Laboratories, Inc.*	(496,150)
(18,833)	Impax Laboratories, Inc.*	(663,110)
(64,023)	Ironwood Pharmaceuticals, Inc.*	(667,120)
(8,759)	Isis Pharmaceuticals, Inc.*	(354,039)
(91,099)	Kindred Healthcare, Inc.	(1,434,809)
(87,374)	Medicines Co.*	(3,316,717)
(486,766)	Monster Worldwide, Inc.*	(3,125,038)
(88,857)	Pernix Therapeutics Holdings, Inc.*	(280,788)
(70,586)	Quidel Corp.*	(1,332,664)
(34,000)	ServiceSource International, Inc.*	(136,000)
(27,486)	Spectranetics Corp.*	(324,060)
(137,400)	Spectrum Pharmaceuticals, Inc.*	(821,652)
(101,101)	Tyson Foods, Inc. - Class A	(4,357,453)
(54,999)	Universal Corp.	(2,726,300)
		(31,295,344)
	ENERGY – (4.5)%
(30,433)	Canadian Solar, Inc.*1	(505,796)
(32,882)	Cheniere Energy, Inc.*	(1,588,201)
(84,524)	Cobalt International Energy, Inc.*	(598,430)
(273,624)	McDermott International, Inc.*1	(1,176,583)
(93,217)	Rex Energy Corp.*	(192,959)
(13,196)	SEACOR Holdings, Inc.*	(789,253)
(419,630)	Southwestern Energy Co.*	(5,325,105)
(600,837)	WPX Energy, Inc.*	(3,977,541)
		(14,153,868)
	FINANCIAL – (5.6)%
(6,924)	Affiliated Managers Group, Inc.*	(1,183,935)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(23,845)	Alexandria Real Estate Equities, Inc. - REIT	$(2,018,956)
(77,166)	American Residential Properties, Inc. - REIT	(1,332,657)
(673)	Apollo Commercial Real Estate Finance, Inc. - REIT	(10,573)
(4,191)	Bank of America Corp.	(65,296)
(298,672)	Cowen Group, Inc. - Class A*	(1,361,944)
(82,239)	Encore Capital Group, Inc.*	(3,042,843)
(60,543)	Forestar Group, Inc.*	(796,140)
(355)	Invesco Mortgage Capital, Inc. - REIT	(4,345)
(164,375)	iStar Financial, Inc. - REIT*	(2,067,838)
(30,639)	KeyCorp	(398,613)
(45,817)	MGIC Investment Corp.*	(424,265)
(3,413)	PennyMac Mortgage Investment Trust - REIT	(52,799)
(28,676)	PRA Group, Inc.*	(1,517,534)
(2,083)	Prospect Capital Corp.	(14,852)
(9,013)	RAIT Financial Trust - REIT	(44,704)
(1,670)	Redwood Trust, Inc. - REIT	(23,113)
(339)	Resource Capital Corp. - REIT	(3,787)
(63,840)	Starwood Waypoint Residential Trust - REIT	(1,521,307)
(685)	TCP Capital Corp.	(9,289)
(37,245)	Wintrust Financial Corp.	(1,990,000)
		(17,884,790)
	INDUSTRIAL – (2.6)%
(70,949)	Aegean Marine Petroleum Network, Inc.[1]	(478,196)
(25,179)	Atlas Air Worldwide Holdings, Inc.*	(870,186)
(158,060)	Cemex S.A.B. de C.V. - ADR	(1,104,839)
(7,606)	Chart Industries, Inc.*	(146,111)
(8,299)	Dycom Industries, Inc.*	(600,516)
(11,252)	Echo Global Logistics, Inc.*	(220,539)
(11,169)	Fluidigm Corp.*	(90,581)
(110,237)	General Cable Corp.	(1,311,820)
(12,638)	Stericycle, Inc.*	(1,760,600)
(157,461)	TTM Technologies, Inc.*	(980,982)
(145,710)	UTi Worldwide, Inc.*1	(668,809)
		(8,233,179)
	TECHNOLOGY – (0.7)%
(31,809)	Bottomline Technologies de, Inc.*	(795,543)
(10,703)	Envestnet, Inc.*	(320,769)
(14,995)	Interactive Intelligence Group, Inc.*	(445,501)
(36,418)	PROS Holdings, Inc.*	(806,295)
		(2,368,108)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UTILITIES – (0.7)%
(115,535)	Abengoa Yield PLC[1]	$(1,912,104)
(42,220)	EnerNOC, Inc.*	(333,538)
		(2,245,642)
	TOTAL SECURITIES SOLD SHORT (Proceeds $111,791,772)	$(95,321,964)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Convertible security.
[3]	All or a portion of this security is segregated as collateral for securities sold short.
[4]	Callable.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $45,135,439.
[6]	Variable, floating or step rate security.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
SUMMARY OF INVESTMENTS
As of September 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Bonds
Financial	16.6%
Consumer, Non-cyclical	11.3%
Communications	8.2%
Industrial	7.2%
Consumer, Cyclical	4.4%
Energy	4.4%
Basic Materials	2.9%
Technology	2.2%
Utilities	0.6%
Total Bonds	57.8%
Preferred Stocks
Consumer, Non-cyclical	8.3%
Financial	7.5%
Energy	4.3%
Communications	3.6%
Basic Materials	0.9%
Industrial	0.9%
Total Preferred Stocks	25.5%
Total Investments	83.3%
Other Assets in Excess of Liabilities	16.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $289,151,106)	$264,598,354
Foreign currency, at value (cost $26,778)	24,701
Cash	16,921,956
Cash deposited with brokers for securities sold short	130,334,451
Receivables:
Investment securities sold	1,178,719
Fund shares sold	126,146
Dividends and interest	2,357,645
Prepaid expenses	33,206
Total assets	415,575,178

Liabilities:
Securities sold short, at value (proceeds $111,791,772)	95,321,964
Payables:
Investment securities purchased	1,880,052
Fund shares redeemed	152,786
Subadvisory fees	249,576
Advisory fees	91,266
Shareholder servicing fees (Note 6)	54,470
Distribution fees - Class A (Note 7)	1,646
Broker fees	64,019
Fund administration fees	42,524
Fund accounting fees	38,680
Dividends on securities sold short	33,010
Transfer agent fees and expenses	22,269
Auditing fees	8,452
Custody fees	5,495
Trustees' fees and expenses	1,481
Chief Compliance Officer fees	740
Accrued other expenses	25,960
Total liabilities	97,994,390

Net Assets	$317,580,788

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$335,526,381
Accumulated net investment income	1,491,475
Accumulated net realized loss on investments, futures contracts, securities sold short
and foreign currency transactions	(11,352,047)
Net unrealized appreciation (depreciation) on:
Investments	(24,552,752)
Securities sold short	16,469,808
Foreign currency translations	(2,077)
Net Assets	$317,580,788

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$8,661,365
Shares outstanding	899,097
Redemption price	9.63
Maximum sales charge (5.75% of offering price)*	0.59
Maximum offering price to public	$10.22

Class I Shares:
Net assets applicable to shares outstanding	$308,919,423
Shares outstanding	32,041,541
Redemption price	$9.64

*	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $9,988)	$2,927,996
Interest	4,482,203
Total investment income	7,410,199

Expenses:
Subadvisory fees	1,750,677
Advisory fees	644,986
Dividends on securities sold short	550,111
Interest expense	352,192
Fund administration fees	133,101
Shareholder servicing fees (Note 6)	127,804
Fund accounting fees	71,123
Registration fees	43,797
Transfer agent fees and expenses	38,351
Shareholder reporting fees	19,058
Custody fees	16,164
Distribution fees - Class A (Note 7)	13,758
Miscellaneous	12,708
Legal fees	12,574
Auditing fees	8,753
Chief Compliance Officer fees	5,336
Trustees' fees and expenses	4,618
Insurance fees	1,435

Total expenses	3,806,546
Advisory fees waived	(15,666)
Net expenses	3,790,880
Net investment income	3,619,319

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Securities Sold Short
and Foreign Currency:
Net realized gain (loss) on:
Investments	771,163
Futures contracts	68,262
Securities sold short	(2,738,351)
Foreign currency transactions	28,503
Net realized loss	(1,870,423)
Net change in unrealized appreciation/depreciation on:
Investments	(34,841,214)
Futures contracts	16,227
Securities sold short	27,509,501
Foreign currency translations	(1,809)
Net change in unrealized appreciation/depreciation	(7,317,295)
Net realized and unrealized loss on investments, futures contracts, securities
sold short and foreign currency	(9,187,718)

Net Decrease in Net Assets from Operations	$(5,568,399)

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,619,319	$3,479,270
Net realized gain (loss) on investments, futures contracts, securities sold short
and foreign currency	(1,870,423)	2,449,163
Net change in unrealized appreciation/depreciation on investments,
futures contracts, securities sold short and foreign currency	(7,317,295)	(13,692,329)
Net decrease in net assets resulting from operations	(5,568,399)	(7,763,896)

Distributions to Shareholders:
From net investment income:
Class A	(94,971)	(172,282)
Class I	(4,125,431)	(3,019,353)
From net realized gain:
Class A	-	(397,994)
Class I	-	(8,075,228)
Total distributions to shareholders	(4,220,402)	(11,664,857)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,024,509	14,682,351
Class I	23,248,958	217,810,145
Reinvestment of distributions:
Class A	91,871	486,031
Class I	3,669,261	8,653,443
Cost of shares redeemed:
Class A	(6,939,014)	(31,794,829)
Class I	(147,784,429)	(231,631,254)
Net decrease in net assets from capital transactions	(126,688,844)	(21,794,113)

Total decrease in net assets	(136,477,645)	(41,222,866)

Net Assets:
Beginning of period	454,058,433	495,281,299
End of period	$317,580,788	$454,058,433

Accumulated net investment income	$1,491,475	$2,092,558

Capital Share Transactions:
Shares sold:
Class A	104,155	1,434,990
Class I	2,360,094	21,463,550
Reinvestment of distributions:
Class A	9,327	47,995
Class I	372,514	859,233
Shares redeemed:
Class A	(697,433)	(3,137,517)
Class I	(14,893,488)	(23,073,168)
Net decrease in capital share transactions	(12,744,831)	(2,404,917)

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2015 (Unaudited)		For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Period May 25, 2012* through March 31, 2013
Net asset value, beginning of period	$9.93		$10.29	$10.37	$10.00
Income from Investment Operations:
Net investment income[1]	0.08		0.04	0.12	-	[2]
Net realized and unrealized gain (loss) on investments	(0.28)		(0.18)	0.01	0.42
Total from investment operations	(0.20)		(0.14)	0.13	0.42

Less Distributions:
From net investment income	(0.10)		(0.05)	(0.10)	(0.01)
From net realized gain	-		(0.17)	(0.11)	(0.04)
Total distributions	(0.10)		(0.22)	(0.21)	(0.05)

Net asset value, end of period	$9.63		$9.93	$10.29	$10.37

Total return[3]	(2.03)%	[4]	(1.40)%	1.31%	4.17%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,661		$14,720	$32,298	$20,642

Ratio of expenses to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived and expenses absorbed	2.31%	[5]	2.34%	2.33%	2.82%	[5]
After fees waived and expenses absorbed	2.30%	[5]	2.36%	2.35%	2.70%	[5]
Ratio of net investment income (loss) to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered	1.71%	[5]	0.45%	1.22%	(0.08)%	[5]
After fees waived and expenses absorbed	1.72%	[5]	0.43%	1.20%	0.04%	[5]

Portfolio turnover rate	29%	[4]	104%	60%	47%	[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2015 (Unaudited)		For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Period May 25, 2012* through March 31, 2013
Net asset value, beginning of period	$9.94		$10.30	$10.37	$10.00
Income from Investment Operations:
Net investment income[1]	0.10		0.07	0.15	0.03
Net realized and unrealized gain (loss) on investments	(0.28)		(0.20)	0.02	0.39
Total from investment operations	(0.18)		(0.13)	0.17	0.42

Less Distributions:
From net investment income	(0.12)		(0.06)	(0.13)	(0.01)
From net realized gain	-		(0.17)	(0.11)	(0.04)
Total distributions	(0.12)		(0.23)	(0.24)	(0.05)

Net asset value, end of period	$9.64		$9.94	$10.30	$10.37

Total return[2]	(1.84)%	[3]	(1.25)%	1.65%	4.21%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$308,919		$439,339	$462,983	$223,682

Ratio of expenses to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered	2.06%	[4]	2.09%	2.08%	2.57%	[4]
After fees waived/recovered	2.05%	[4]	2.11%	2.10%	2.45%	[4]
Ratio of net investment income to average net assets (including interest expense, dividends on securities sold short and shareholder servicing fees):
Before fees waived/recovered	1.96%	[4]	0.70%	1.47%	0.17%	[4]
After fees waived/recovered	1.97%	[4]	0.68%	1.45%	0.29%	[4]

Portfolio turnover rate	29%	[3]	104%	60%	47%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2015 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek income and absolute return. The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

The Fund commenced operations on May 25, 2012, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $159,793,680 transfer of Class I shares of the Fund in exchange for the net assets of the SSI Hedged Convertible Income Fund, L.P., a California limited partnership (the “Partnership”). This exchange was nontaxable, whereby the Fund issued 15,979,368 shares for the net assets of the Partnership on May 29, 2012. Cash and the investment portfolio of the Partnership with a fair value of $130,118,269 on long securities and $69,056,585 on short sales (identified cost of investment transferred were $122,651,515 on long securities and $67,457,372 on short sales) were the primary assets received by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counterparties to these forward contracts are major U.S. financial institutions.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

(e) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(f) Stock Index Futures
The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(g) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

In conjunction with the use of short sales the Fund may be required to maintain collateral in various forms. At September 30, 2015, such collateral is denoted in the Fund’s Schedule of Investments.

(h) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended September 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(i) Distributions to Shareholders
The Fund will make distributions of net investment income semi-annually and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.35% of the Fund’s average daily net assets. The Trust, on behalf of the Fund, has also entered into a Sub-Advisory Agreement with SSI Investment Management, Inc. (the “Sub-Advisor”). Under the terms of the Sub-Advisory Agreement, the Fund pays a monthly investment advisory fee to the Sub-Advisor at the annual rate of 0.95% of the Fund’s average daily net assets. The Fund’s Advisor and Sub-Advisor have contractually agreed to waive their fees and/or pay for expenses of the Fund to ensure that total annual fund operating expenses (excluding any shareholder servicing plan fees, taxes, leverage interest, brokerage commissions, dividend or interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N1-A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.74% and 1.49% of the average daily net assets of the Fund's Class A shares and Class I shares, respectively. The expense limitation agreement has been structured so that the Advisor will first be required to waive an amount up to its entire management fee (0.35%) before the Sub-Advisor will be required to waive its fee or absorb Fund operating expenses that exceed the amount of the Advisor’s fee. This agreement is effective until July 31, 2016 and is subject thereafter to annual re-approval of the agreement by the Advisor, Sub-Advisor, and the Trust’s Board of Trustees. This agreement may be terminated before that date only with the consent of the Trust’s Board of Trustees.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

For the six months ended September 30, 2015, the Advisor waived $15,666 of its advisory fees and the Sub-Advisor waived none of its sub-advisory fees. The Advisor and Sub-Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor and Sub-Advisor are permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At September 30, 2015, the amount of these potentially recoverable expenses was $15,666. The Advisor may recapture all or a portion of this amount no later than March 31, 2019.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. Effective August 31, 2015, UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. Prior to August 31, 2015, JP Morgan Chase Bank, N.A. served as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended September 30, 2015, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 1, 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At September 30, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$289,192,161

Gross unrealized appreciation	$8,285,291
Gross unrealized depreciation	(32,879,098)

Net unrealized depreciation on investments	$(24,593,807)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

As of March 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,092,558
Undistributed long-term capital gains	-
Tax accumulated earnings	2,092,558

Accumulated capital and other losses	(5,727,373)
Net unrealized depreciation on securities sold short	(14,548,311)
Net unrealized depreciation on open futures contracts	(16,227)
Net unrealized depreciation on foreign currency translations	(268)
Net unrealized appreciation on investments	10,042,829
Total accumulated deficit	$(8,156,792)

The tax character of distributions paid during the fiscal years ended March 31, 2015 and March 31, 2014 were as follows:

Distributions paid from:	2015	2014
Ordinary income	$3,191,635	$3,281,186
Net long-term capital gains	8,473,222	3,978,234
Total distributions paid	$11,664,857	$7,259,420

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of a Fund’s next taxable year. As of March 31, 2015, the Fund had $5,727,373 of post-October capital losses which are deferred until April 1, 2015 for tax purposes.

Note 5 – Investment Transactions
For the six months ended September 30, 2015, purchases and sales of investments, excluding short-term investments, were $75,138,736 and $212,558,395, respectively. Securities sold short and short securities covered were $60,700,039 and $133,606,605, respectively, for the same period.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.25% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended September 30, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

For the six months ended September 30, 2015, distribution fees incurred with respect to Class A shares are disclosed on the Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Bonds*	$-	$183,734,666	$-	$183,734,666
Preferred Stocks
Basic Materials	-	2,951,617	-	2,951,617
Communications	-	11,283,432	-	11,283,432
Consumer, Non-cyclical	1,918,979	24,304,255	-	26,223,234
Energy	-	13,810,705	-	13,810,705
Financial	-	23,662,727	-	23,662,727
Industrial	-	2,931,973	-	2,931,973
Total Assets	$1,918,979	$262,679,375	$-	$264,598,354

Liabilities
Securities Sold Short
Common Stocks*	$95,321,964	$-	$-	$95,321,964
Total Liabilities	$95,321,964	$-	$-	$95,321,964

*
All bonds held in the Fund are Level 2 securities and all common stocks held in the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.

The following is a reconciliation of transfers between Levels for the Fund from March 31, 2015 to September 30, 2015, represented by recognizing the September 30, 2015 market value of securities:

Transfers into Level 1	$1,918,979
Transfers out of Level 1	-
Net transfers in (out) of Level 1	$1,918,979

Transfers into Level 2	$-
Transfers out of Level 2	(1,918,979)
Net transfers in (out) of Level 2	$(1,918,979)

Note 10 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts during the six months ended September 30, 2015.

Palmer Square SSI Alternative Income Fund
NOTES TO FINANCIAL STATEMENTS - Continued
September 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$68,262	$68,262
Total	$68,262	$68,262

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Total
Equity contracts	$16,227	$16,227
Total	$16,227	$16,227

Note 11 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 12 – Recently Issued Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square SSI Alternative Income Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement
At in-person meetings held on August 19-20, 2015, and September 16-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Palmer Square Capital Management LLC (the “Investment Advisor”) and the Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Fund Advisory Agreements”) between the Trust and SSI Investment Management, Inc. (the “Sub-Advisor”) with respect to the Palmer Square SSI Alternative Income Fund series of the Trust (the “Fund”) for additional one-year terms. In approving renewal of the Fund Advisory Agreements, the Board, including the Independent Trustees, determined that renewal of each Agreement was in the best interests of the Fund and its shareholders.

Background
In advance of the meetings, the Board received information about the Fund and the Fund Advisory Agreements from the Investment Advisor, the Sub-Advisor and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the Citigroup 3-Month Treasury Bill Index and the returns of a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its Diversified Arbitrage fund universe (the “Performance Universe”) or its Equity Market Neutral fund universe for the one- and three-year periods ended May 31, 2015; reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its Market Neutral fund universe (the “Expense Universe”); and information compiled by the Investment Advisor comparing the Fund’s performance, investment advisory fees and total expenses to those of two other funds that the Investment Advisor believes to be a more appropriate peer group for the Fund (the “Advisor Peer Group”) than the Performance Peer Group and Expense Peer Group. The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Fund Advisory Agreements. In addition, the Board considered information reviewed by it during the year at other Board and Board committee meetings. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements.

In approving renewal of each Fund Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund. The materials reviewed by the Board indicated that the total return of the Fund for the one-year period was higher than the return of the Citigroup 3-Month Treasury Bill Index, but was below the median returns of funds in the Performance Universe and the Performance Peer Group (by 1.4% and 0.65%, respectively). For the three-year period, the annualized total return of the Fund was above the return of the Index and the Performance Peer Group median return, but slightly below the Performance Universe median return (by 0.02%). The Board also observed that the materials indicated that the annualized total return of the Fund was above the returns of one fund and below the returns of the other fund in the Advisor Peer Group for recent one-, two- and three-year periods, but was below the returns of both funds (by 0.72% or less) for the period since the Fund’s inception (May 25, 2012). In considering the Fund’s performance, the Board considered the Fund’s unique investment strategies, which the Board noted make construction of an appropriate peer group difficult.

Palmer Square SSI Alternative Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The Board also considered the overall quality of services provided by the Investment Advisor and the Sub-Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s role as the Fund’s investment advisor, noting that the Investment Advisor provides oversight of the Sub-Advisor with respect to the Fund’s operations, including risk management, trading, liquidity, sector diversification and compliance with the Fund’s investment restrictions, and the Sub-Advisor’s specific responsibilities in day-to-day management and oversight of the Fund. The Board also considered the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. In addition, the Board considered the overall quality of the organization and operations, and the compliance structure, of the Investment Advisor and the Sub-Advisor. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by each of the Investment Advisor and the Sub-Advisor to the Fund are satisfactory.

Advisory Fee and Expense Ratio
The Fund pays fees directly to the Sub-Advisor as well as the Advisor. The Board considered information included in the meeting materials regarding the total investment advisory and sub-advisory fees and total expenses of the Fund. With respect to the total investment advisory and sub-advisory fees paid by the Fund, the meeting materials indicated that the fees (gross of fee waivers by the Investment Advisor) were 0.05% higher than the median of the Expense Peer Group, 0.20% higher than the median of the Expense Universe, and higher than the funds in the Advisor Peer Group (by 0.50% and 0.62%). The Board considered that the Investment Advisor does not manage assets for any other clients using the same investment strategies as those used by the Fund, and therefore it could not compare the Fund’s advisory fees with those of any other clients. With respect to the Sub-Advisor, the Board noted that the sub-advisory fee paid to the Sub-Advisor by Fund was lower than the advisory fee the Sub-Advisor charges to its other advisory clients with similar objectives and policies as the Fund, certain of which also pay performance-based fees. In reviewing the Fund’s total investment advisory and sub-advisory fees, the Board considered an indication by the Sub-Advisor that it would consider reducing its sub-advisory fees through the use of fee breakpoints as the Fund’s assets grow.

With respect to the total expenses paid by the Fund, the meeting materials reviewed by the Board indicated that the total expenses (net of fee waivers) were higher than the median expenses for the Expense Peer Group by 0.04% and the median expenses for the Expense Universe by 0.22%, and higher than the total expense of the funds in the Advisor Peer Group (by 0.37% and 0.38%).

The Board and the Independent Trustees concluded that the compensation payable to each of the Investment Advisor and the Sub-Advisor under its Fund Advisory Agreement is fair and reasonable in light of the services provided by it to the Fund.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended April 30, 2015, noting that the Investment Advisor had recouped certain advisory fees it had previously waived, and the Board determined that the level of profitability was reasonable. The Board also considered the benefits received by the Investment Advisor and the Sub-Advisor as a result of their relationships with the Fund (other than investment advisory and sub-advisory fees), including research services made available to the Sub-Advisor by broker-dealers that provide execution services to the Fund, and the intangible benefits of their association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory or sub-advisory fee breakpoints, the Sub-Advisor had indicated that it would consider reducing its sub-advisory fees through the use of fee breakpoints as the Fund’s assets grow, and the Trustees determined to continue to consider such economies as the Fund’s assets grow.

Palmer Square SSI Alternative Income Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that renewal of each Fund Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of each Fund Advisory Agreement.

Palmer Square SSI Alternative Income Fund
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		4/1/15	9/30/15	4/1/15 – 9/30/15
Class A	Actual Performance*	$1,000.00	$979.70	$11.38
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.50	11.58
Class I	Actual Performance*	1,000.00	981.60	10.15
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.76	10.32

*
Expenses are equal to the Fund’s annualized expense ratio of 2.30% and 2.05% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Palmer Square SSI Alternative Income Fund
a series of Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Sub-Advisor
SSI Investment Management, Inc.
9440 Santa Monica Boulevard, 8th Floor
Beverly Hills, California 90210

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square SSI Alternative Income Fund – Class I	PSCIX	461418 246
Palmer Square SSI Alternative Income Fund – Class A	PSCAX	461418 253

Privacy Principles of the Palmer Square SSI Alternative Income Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square SSI Alternative Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square SSI Alternative Income Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/7/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	12/7/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	12/7/2015